Concentration of credit risk (Tables)	12 Months Ended
Jun. 30, 2025
Accounts Receivable [Member]
Concentration Risk [Line Items]
Summary of single customers which represent 10% or more of the Group's
The following table sets forth a summary of single customers which represent 10% or more of the Group's total accounts receivable:

	As of June 30,
	2024		2025
	RMB		RMB
Percentage of the Group’s accounts receivable	Amount	%	Amount	%
Customer A	656,705	74	*	*
Customer B	160,859	18	74,000	21
Customer C	*	*	136,782	38
Customer D	*	*	100,600	28

*	Represented the percentage below 10%

Accounts Payable [Member]
Concentration Risk [Line Items]
Summary of single customers which represent 10% or more of the Group's
The following table sets forth a summary of single suppliers which represent 10% or more of the Group’s total accounts payable:

	As of June 30,
	2024		2025
	RMB		RMB
Percentage of the Group’s accounts payable	Amount	%	Amount	%
Supplier A	256,310	62	*	*
Supplier B	56,854	14	25,505	61
Supplier C	*	*	5,505	13

*    Represented the perc
ent
age bel
o
w 10%

Purchases [Member]
Concentration Risk [Line Items]
Summary of single customers which represent 10% or more of the Group's
The following table sets forth a summary of single suppliers which represent 10% or more of the Group's total purchases:

	For the years ended June 30,
	2023		2024		2025
	RMB		RMB		RMB
Percentage of the Group’s total purchases	Amount	%	Amount	%	Amount	%
Supplier D	15,440,699	11	*	*	*	*
Supplier E	14,215,162	10	*	*	*	*

*	Represented the percentage below 10%